Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current assets [Abstract]
Cash at bank	$ 90,307	$ 38,657
Cash on deposit	0	30,237
Total cash and cash equivalents	$ 90,307	$ 68,894	$ 40,661	$ 109,970